DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE 3 - DISAGGREGATION OF REVENUE

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Government sector	713	1,994	1,700
Private sector	2,051	2,656	2,516
	2,764	4,650	4,216

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the years ended December 31,
	2022	2023	2024
	S$’000	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of merchandise	-	4	7

Revenue recognition over time:
Swim fees	2,764	4,646	4,209
	2,764	4,650	4,216